Financial Information of the Parent Company (Details)	12 Months Ended
Dec. 31, 2025
Financial Information of the Parent Company [Line Items]
Percentage of net assets	25.00%
PRC subsidiary [Member]
Financial Information of the Parent Company [Line Items]
Percentage of net assets	25.00%